Cover	Jun. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 03, 2024
Entity File Number	000-56623
Entity Registrant Name	STIRLING HOTELS & RESORTS, INC.
Entity Central Index Key	0002003881
Entity Tax Identification Number	93-3514045
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false